Income Tax Expense	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
INCOME TAX EXPENSE

NOTE 8. INCOME TAX EXPENSE

Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Income tax expenses	-	-	-
Deferred tax expenses	-	-	-
Income tax expenses	-	-	-

(a) The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax	(13,862,503)	(6,585,626)	(10,543,548)

Income tax expenses on loss before income tax at 30%	4,158,751	1,975,688	3,163,064
Difference in overseas tax rates	1,265,854	(401,475)	(148,299)
Less the tax effect of:
Tax losses and temporary differences for the year for which no deferred tax is recognized	(5,424,605)	(1,574,213)	(3,014,765)
Income tax expenses	-	-	-

(b) Deferred tax liabilities arising from temporary differences and unused tax losses can be summarized as follows:

	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Balance brought forward	-	(13,668)
Exchange difference	-	13,668
Total	-	-

(c) Unrecognised deferred tax assets

	Consolidated
	2022	2021
	A$	A$
Deferred tax assets have not been recognised in respect of the following items:
i) Temporary differences at 27.5% (2021: 16.6%)	453,404	208,691
ii) Tax losses at 25.5% (2021: 21.7%)	12,532,777	8,145,506
	12,986,182	8,354,197

Tax losses do not expire under current tax legislation. Deferred tax assets have not been recognised in respect of these losses because it is not probable that future taxable profit will be available against which the Group can utilise the benefits from the deferred tax assets.

(d) There was no income tax payable in the consolidated statements of financial position in years 2022 and 2021.